Earnings Per Share	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share
Basic earnings (loss) per share (“EPS”) are calculated as income from continuing operations, loss from discontinued operations or net income, as applicable, divided by the weighted-average number of shares of common stock outstanding during the period, including restricted stock. Restricted shares of the Company’s common stock have full voting rights and participate equally with common stock in dividends declared, if any, and undistributed earnings. Any dividends paid on restricted shares are non-forfeitable in the event the award does not vest. As participating securities, the shares of restricted stock are included in the calculation of basic EPS using the two-class method. For the periods presented, the amount of earnings allocated to the participating securities was not material. Diluted earnings (loss) per share assumes issuance of the net incremental shares from stock options and restricted stock units when dilutive. The weighted-average common shares outstanding used to calculate diluted earnings per share reflect the dilutive effect of common stock equivalents including options to purchase shares of common stock and restricted stock units, using the treasury stock method.
Basic and diluted weighted-average common shares outstanding and earnings per share from continuing operations include the following for the years ended December 31, (in thousands, except per share data):

	2014	2013	2012

Income from continuing operations	$11,894	$15,422	$805

Basic weighted average common shares outstanding	37,631	37,422	37,266
Dilutive effect of common stock equivalents	236	208	228
Diluted weighted average common shares outstanding	37,867	37,630	37,494

Earnings per common share from continuing operations:
Basic	$0.31	$0.41	$0.02
Diluted	$0.31	$0.41	$0.02
Stock options and restricted stock units excluded from diluted weighted-average common shares outstanding because their inclusion would have an anti-dilutive effect:	430	680	906